Nationwide® VL Separate Account-D December 31, 2005

2005

Annual Report

Nationwide Life and Annuity Insurance Company
Home Office: Columbus, Ohio

VLOB–0233–12/05

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – AIM V.I. Core Stock Fund – Series I Shares (AIMVEqIncF) 60,922 shares (cost $1,141,283)	$1,160,559

AIM VIF – AIM V.I. Global Health Care Fund – Series I Shares (AIMVHealthF) 113 shares (cost $2,284)	2,304

AIM VIF – AIM V.I. Small Company Growth Fund – Series I Shares (AIMVSmCoGro) 5,766 shares (cost $90,789)	93,461

AIM VIF – Growth Fund – Series I Shares (AIMGrwth) 82 shares (cost $1,318)	1,415

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA) 109,646 shares (cost $2,528,813)	2,727,985

American Century VP – International Fund – Class I (ACVPInt) 28,592 shares (cost $197,681)	235,310

Calvert VS – Social Equity Portfolio (CVSSoEq) 2,422 shares (cost $30,835)	42,867

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 2,054 shares (cost $32,268)	34,232

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 120,585 shares (cost $3,463,617)	3,837,015

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 108,491 shares (cost $1,631,128)	1,897,507

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 215,491 shares (cost $4,815,355)	5,471,323

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 19,966 shares (cost $583,752)	670,049

Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS) 81,760 shares (cost $1,453,559)	1,677,711

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 195,434 shares (cost $4,208,655)	6,044,774

Fidelity® VIP II – Index 500 Portfolio: Initial Class (FidVIPI500) 30,133 shares (cost $4,064,195)	4,275,329

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS) 96,424 shares (cost $1,210,089)	1,222,655

Fidelity® VIP III – Balanced Portfolio: Service Class (FidVIPBalS) 184,261 shares (cost $2,454,052)	2,708,643

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 64,445 shares (cost $838,795)	1,006,629

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 225,074 shares (cost $3,466,143)	3,907,287

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 6,127 shares (cost $71,478)	70,702

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal) 134,214 shares (cost $1,314,480)	1,346,163

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 2,493,075 shares (cost $2,493,075)	2,493,075

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 46,001 shares (cost $492,653)	$545,113

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 9,151 shares (cost $210,969)	208,450

Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap) 18,840 shares (cost $290,084)	292,580

JPMorgan IT – Bond Portfolio (OGBond) 2,274 shares (cost $25,340)	25,602

JPMorgan IT – Equity Index Portfolio (OGEqIndx) 3,045 shares (cost $31,683)	33,254

JPMorgan IT – JPMorgan Investment Trust Balanced Portfolio (OGBal) 770 shares (cost $11,274)	11,506

JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr) 1,055 shares (cost $18,879)	20,712

JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV) 1,585 shares (cost $24,271)	25,199

MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI) 59,304 shares (cost $524,317)	587,109

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 24,164 shares (cost $885,929)	930,791

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 49,324 shares (cost $1,325,479)	1,646,448

PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet) 145,807 shares (cost $1,870,974)	1,850,289

PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet) 196,020 shares (cost $2,054,661)	2,007,243

Royce Capital Fund – Small Cap Portfolio (RoySmCp) 178,457 shares (cost $1,514,921)	1,725,678

Salomon Brothers VSF – Investors Fund (SalBrInv) 1,073 shares (cost $15,343)	15,607

T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2) 11,895 shares (cost $261,994)	258,846

W & R Target Funds, Inc. – Small Cap Portfolio (WRSmCap) 66,684 shares (cost $617,828)	699,300

Total Investments	51,810,722

Accounts Receivable	680

Total Assets	51,811,402

Accounts Payable	2,371

Contract Owners Equity (note 7)	$51,809,031

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	AIMVEqIncF	AIMVDyn	AIMVHealthF	AIMVSmCoGro	AIMVTechF	AIMVTotRetF	AIMBValue
Reinvested dividends	$688,818	4,924	–	–	–	–	5,958	–
Mortality and expense risk charges (note 3)	(191,092)	(5,610)	(22)	(24)	(8,766)	(4)	(2,560)	(7,608)

Net investment income (loss)	497,726	(686)	(22)	(24)	(8,766)	(4)	3,398	(7,608)

Proceeds from mutual fund shares sold	53,159,261	3,582,645	132,194	120,962	7,497,388	21,266	2,046,631	5,448,093
Cost of mutual fund shares sold	(47,295,671)	(3,318,574)	(121,186)	(109,357)	(6,579,886)	(21,427)	(1,996,147)	(4,918,258)

Realized gain (loss) on investments	5,863,590	264,071	11,008	11,605	917,502	(161)	50,484	529,835
Change in unrealized gain (loss) on investments	(2,671,499)	(254,785)	(16,014)	(17,590)	(806,193)	(1,772)	(90,957)	(471,017)

Net gain (loss) on investments	3,192,091	9,286	(5,006)	(5,985)	111,309	(1,933)	(40,473)	58,818

Reinvested capital gains	687,060	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,376,877	8,600	(5,028)	(6,009)	102,543	(1,937)	(37,075)	51,210

Investment activity:	AIMGrwth	AIMMidCore	AlVPGrIncA	ACVPInt	CVSSoEq	DrySmCapIxS	DryStkIx	DryVIFIntVal
Reinvested dividends	$–	–	35,446	2,286	22	–	61,770	–
Mortality and expense risk charges (note 3)	(6,998)	(8,346)	(9,788)	(776)	(168)	(124)	(14,972)	(6,140)

Net investment income (loss)	(6,998)	(8,346)	25,658	1,510	(146)	(124)	46,798	(6,140)

Proceeds from mutual fund shares sold	5,241,333	4,754,488	516,346	19,135	1,039	30,534	808,075	429,560
Cost of mutual fund shares sold	(4,771,479)	(4,237,885)	(401,895)	(16,786)	(728)	(30,116)	(566,523)	(339,129)

Realized gain (loss) on investments	469,854	516,603	114,451	2,349	311	418	241,552	90,431
Change in unrealized gain (loss) on investments	(268,718)	(393,049)	(29,332)	21,714	1,537	1,938	(114,133)	92,822

Net gain (loss) on investments	201,136	123,554	85,119	24,063	1,848	2,356	127,419	183,253

Reinvested capital gains	–	–	–	–	–	74	–	18,424

Net increase (decrease) in contract owners’ equity resulting from operations	$194,138	115,208	110,777	25,573	1,702	2,306	174,217	195,537

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPEIS	FidVIPGrS	FidVIPOvS	FidVIPConS	FidVIPI500	FidVIPIGBdS	FidVIPBalS	FrVIPForSec2
Reinvested dividends	$104,270	2,658	34,378	10,824	73,504	17,030	69,360	10,954
Mortality and expense risk charges (note 3)	(11,518)	(1,550)	(14,978)	(11,642)	(8,754)	(1,120)	(5,570)	(4,072)

Net investment income (loss)	92,752	1,108	19,400	(818)	64,750	15,910	63,790	6,882

Proceeds from mutual fund shares sold	1,716,979	186,806	7,858,708	257,998	605,194	671,268	406,281	337,946
Cost of mutual fund shares sold	(1,666,428)	(132,979)	(5,852,158)	(246,200)	(634,107)	(674,802)	(425,227)	(273,900)

Realized gain (loss) on investments	50,551	53,827	2,006,550	11,798	(28,913)	(3,534)	(18,946)	64,046
Change in unrealized gain (loss) on investments	(109,756)	(18,576)	(1,298,654)	854,245	148,513	(7,169)	88,223	12,200

Net gain (loss) on investments	(59,205)	35,251	707,896	866,043	119,600	(10,703)	69,277	76,246

Reinvested capital gains	241,042	–	30,940	984	–	10,398	1,982	–

Net increase (decrease) in contract owners’ equity resulting from operations	$274,589	36,359	758,236	866,209	184,350	15,605	135,049	83,128

Investment activity:	GVITDMidCapI	GVITGvtBd	GVITJPBal	GVITMyMkt	GVITNWFund	GVITSmComp	GVITCVal	GSVITMidCap
Reinvested dividends	$35,604	1,582	24,680	56,290	4,554	–	–	1,614
Mortality and expense risk charges (note 3)	(12,640)	(126)	(2,780)	(8,168)	(1,164)	(360)	(16)	(1,030)

Net investment income (loss)	22,964	1,456	21,900	48,122	3,390	(360)	(16)	584

Proceeds from mutual fund shares sold	487,754	347,201	24,897	6,679,467	72,534	39,809	99,228	47,194
Cost of mutual fund shares sold	(299,039)	(352,640)	(24,515)	(6,679,467)	(61,735)	(42,110)	(90,934)	(40,824)

Realized gain (loss) on investments	188,715	(5,439)	382	–	10,799	(2,301)	8,294	6,370
Change in unrealized gain (loss) on investments	(39,595)	6,695	31,684	–	26,579	(372)	(12,117)	(3,552)

Net gain (loss) on investments	149,120	1,256	32,066	–	37,378	(2,673)	(3,823)	2,818

Reinvested capital gains	221,694	62	–	–	–	23,342	–	27,088

Net increase (decrease) in contract owners’ equity resulting from operations	$393,778	2,774	53,966	48,122	40,768	20,309	(3,839)	30,490

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	OGBond	OGEqIndx	OGBal	OGMidCapGr	OGMidCapV	MFSVITInvGrwI	MFSVITValIn	OppCapAp
Reinvested dividends	$810	304	278	–	70	1,978	–	7,620
Mortality and expense risk charges (note 3)	(102)	(114)	(46)	(76)	(60)	(2,258)	(18)	(3,274)

Net investment income (loss)	708	190	232	(76)	10	(280)	(18)	4,346

Proceeds from mutual fund shares sold	24,907	22,492	5,856	13,471	6,382	568,825	325,845	329,806
Cost of mutual fund shares sold	(25,222)	(22,155)	(5,866)	(12,693)	(6,573)	(515,333)	(300,645)	(320,582)

Realized gain (loss) on investments	(315)	337	(10)	778	(191)	53,492	25,200	9,224
Change in unrealized gain (loss) on investments	111	807	9	1,251	913	(37,411)	(32,899)	31,255

Net gain (loss) on investments	(204)	1,144	(1)	2,029	722	16,081	(7,699)	40,479

Reinvested capital gains	–	–	–	–	820	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$504	1,334	231	1,953	1,552	15,801	(7,717)	44,825

Investment activity:	OppGlSec	PIMRealRet	PIMTotRet	RoySmCp	SalBrInv	TRowEqInc2	WRSmCap
Reinvested dividends	$11,088	45,572	59,884	–	182	3,324	–
Mortality and expense risk charges (note 3)	(5,096)	(6,386)	(6,710)	(6,150)	(92)	(932)	(2,384)

Net investment income (loss)	5,992	39,186	53,174	(6,150)	90	2,392	(2,384)

Proceeds from mutual fund shares sold	164,187	309,771	264,717	249,351	204,577	54,188	125,933
Cost of mutual fund shares sold	(114,113)	(298,190)	(263,750)	(153,236)	(188,540)	(50,668)	(91,664)

Realized gain (loss) on investments	50,074	11,581	967	96,115	16,037	3,520	34,269
Change in unrealized gain (loss) on investments	145,657	(43,004)	(49,947)	7,159	(22,359)	(11,215)	5,375

Net gain (loss) on investments	195,731	(31,423)	(48,980)	103,274	(6,322)	(7,695)	39,644

Reinvested capital gains	–	20,214	32,028	17,656	–	12,072	28,240

Net increase (decrease) in contract owners’ equity resulting from operations	$201,723	27,977	36,222	114,780	(6,232)	6,769	65,500

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		AIMVEqIncF		AIMVDyn		AIMVHealthF
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$497,726	346,107	(686)	12,952	(22)	(180)	(24)	(270)
Realized gain (loss) on investments	5,863,590	(568,710)	264,071	(190,564)	11,008	5,858	11,605	5,487
Change in unrealized gain (loss) on investments	(2,671,499)	5,958,102	(254,785)	218,505	(16,014)	11,646	(17,590)	3,624
Reinvested capital gains	687,060	443,254	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,376,877	6,178,753	8,600	40,893	(5,028)	17,324	(6,009)	8,841

Equity transactions:
Purchase payments received from contract owners (note 6)	7,504,514	9,005,448	322,188	514,916	952	18,332	4,198	21,888
Transfers between funds	–	–	(1,480,118)	(1,761,750)	(131,874)	63,836	(120,624)	(9,944)
Surrenders (note 6)	(24,083,026)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,923,010)	(1,782,152)	(68,982)	(99,308)	(300)	(2,136)	(318)	(3,466)
Adjustments to maintain reserves	(2,369)	46,865	(10)	38	(19)	27	1	4

Net equity transactions	(18,503,891)	7,270,161	(1,226,922)	(1,346,104)	(131,241)	80,059	(116,743)	8,482

Net change in contract owners’ equity	(14,127,014)	13,448,914	(1,218,322)	(1,305,211)	(136,269)	97,383	(122,752)	17,323
Contract owners’ equity beginning of period	65,936,045	52,487,131	2,378,892	3,684,103	136,269	38,886	125,063	107,740

Contract owners’ equity end of period	$51,809,031	65,936,045	1,160,570	2,378,892	–	136,269	2,311	125,063

CHANGES IN UNITS:
Beginning units	5,553,628	5,385,830	214,696	346,519	12,758	4,116	10,156	9,388

Units purchased	1,976,915	4,922,022	55,995	159,123	92	8,863	334	1,922
Units redeemed	(3,447,181)	(4,754,224)	(169,209)	(290,946)	(12,850)	(221)	(10,316)	(1,154)

Ending units	4,083,362	5,553,628	101,482	214,696	–	12,758	174	10,156

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMVSmCoGro		AIMVTechF		AIMVTotRetF		AIMVUtilF
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8,766)	(11,698)	(4)	(266)	3,398	24,960	–	1,378
Realized gain (loss) on investments	917,502	(221,561)	(161)	34,956	50,484	(8,916)	–	6,788
Change in unrealized gain (loss) on investments	(806,193)	745,637	(1,772)	(40,372)	(90,957)	26,847	–	(6,306)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	102,543	512,378	(1,937)	(5,682)	(37,075)	42,891	–	1,860

Equity transactions:
Purchase payments received from contract owners (note 6)	213,110	527,842	160	14,938	92,474	241,338	–	3,116
Transfers between funds	(157,642)	(574,420)	(21,212)	(150,458)	(1,774,204)	88,146	–	(48,140)
Surrenders (note 6)	(4,426,484)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(137,974)	(155,890)	(52)	(3,712)	(35,364)	(60,300)	–	(1,112)
Adjustments to maintain reserves	(13)	64	(11)	14	(29)	51	–	1

Net equity transactions	(4,509,003)	(202,404)	(21,115)	(139,218)	(1,717,123)	269,235	–	(46,135)

Net change in contract owners’ equity	(4,406,460)	309,974	(23,052)	(144,900)	(1,754,198)	312,126	–	(44,275)
Contract owners’ equity beginning of period	4,499,928	4,189,954	23,052	167,952	1,754,198	1,442,072	–	44,275

Contract owners’ equity end of period	$93,468	4,499,928	–	23,052	–	1,754,198	–	–

CHANGES IN UNITS:
Beginning units	326,208	345,962	2,718	20,669	177,014	150,934	–	5,717

Units purchased	68,014	171,529	20	1,945	31,292	84,394	–	387
Units redeemed	(387,774)	(191,283)	(2,738)	(19,896)	(208,306)	(58,314)	–	(6,104)

Ending units	6,448	326,208	–	2,718	–	177,014	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AIMVREO		AIMBValue		AIMGrwth		AIMMidCore
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(66)	(7,608)	(6,388)	(6,998)	(5,858)	(8,346)	(2,522)
Realized gain (loss) on investments	–	3,574	529,835	23,164	469,854	(12,599)	516,603	33,534
Change in unrealized gain (loss) on investments	–	(2,305)	(471,017)	284,250	(268,718)	268,816	(393,049)	204,341
Reinvested capital gains	–	–	–	–	–	–	–	153,454

Net increase (decrease) in contract owners’ equity resulting from operations	–	1,203	51,210	301,026	194,138	250,359	115,208	388,807

Equity transactions:
Purchase payments received from contract owners (note 6)	–	2,660	146,904	119,350	149,648	58,004	167,890	143,220
Transfers between funds	–	(37,220)	1,488,816	1,907,494	588,850	3,298,612	895,294	2,014,924
Surrenders (note 6)	–	–	(4,765,870)	–	(4,398,800)	–	(4,616,304)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(958)	(120,294)	(81,244)	(110,114)	(77,300)	(130,026)	(97,682)
Adjustments to maintain reserves	–	9	(25)	58	(1,440)	48,043	(18)	60

Net equity transactions	–	(35,509)	(3,250,469)	1,945,658	(3,771,856)	3,327,359	(3,683,164)	2,060,522

Net change in contract owners’ equity	–	(34,306)	(3,199,259)	2,246,684	(3,577,718)	3,577,718	(3,567,956)	2,449,329
Contract owners’ equity beginning of period	–	34,306	3,199,259	952,575	3,577,718	–	3,567,956	1,118,627

Contract owners’ equity end of period	$–	–	–	3,199,259	–	3,577,718	–	3,567,956

CHANGES IN UNITS:
Beginning units	–	1,861	233,338	77,019	326,490	–	251,542	89,589

Units purchased	–	134	159,203	192,569	113,060	346,601	113,807	204,068
Units redeemed	–	(1,995)	(392,541)	(36,250)	(439,550)	(20,111)	(365,349)	(42,115)

Ending units	–	–	–	233,338	–	326,490	–	251,542

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	AlVPGrIncA		ACVPInt		CVSSoEq		DrySmCapIxS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$25,658	6,708	1,510	(298)	(146)	(128)	(124)	130
Realized gain (loss) on investments	114,451	118,091	2,349	295	311	342	418	4,061
Change in unrealized gain (loss) on investments	(29,332)	52,627	21,714	15,916	1,537	2,396	1,938	12
Reinvested capital gains	–	–	–	–	–	–	74	1,110

Net increase (decrease) in contract owners’ equity resulting from operations	110,777	177,426	25,573	15,913	1,702	2,610	2,306	5,313

Equity transactions:
Purchase payments received from contract owners (note 6)	(26)	836	–	(2)	–	–	(4)	2
Transfers between funds	727,738	822,050	67,696	135,848	–	2,716	5,940	22,378
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,458)	(27,180)	(6,002)	(3,722)	(872)	(760)	(1,486)	(664)
Adjustments to maintain reserves	10	38	4	5	(11)	25	(9)	24

Net equity transactions	687,264	795,744	61,698	132,129	(883)	1,981	4,441	21,740

Net change in contract owners’ equity	798,041	973,170	87,271	148,042	819	4,591	6,747	27,053
Contract owners’ equity beginning of period	1,929,974	956,804	148,042	–	42,060	37,469	27,494	441

Contract owners’ equity end of period	$2,728,015	1,929,974	235,313	148,042	42,879	42,060	34,241	27,494

CHANGES IN UNITS:
Beginning units	172,414	94,893	18,162	–	3,150	2,995	2,156	42

Units purchased	64,504	80,145	8,156	18,673	–	215	473	2,171
Units redeemed	(3,592)	(2,624)	(726)	(511)	(66)	(60)	(115)	(57)

Ending units	233,326	172,414	25,592	18,162	3,084	3,150	2,514	2,156

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryStkIx		DryVIFIntVal		FidVIPEIS		FidVIPGrS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$46,798	42,138	(6,140)	7,776	92,752	89,794	1,108	(714)
Realized gain (loss) on investments	241,552	110,221	90,431	32,381	50,551	9,120	53,827	54,796
Change in unrealized gain (loss) on investments	(114,133)	138,182	92,822	130,314	(109,756)	592,281	(18,576)	(34,123)
Reinvested capital gains	–	–	18,424	17,410	241,042	27,054	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	174,217	290,541	195,537	187,881	274,589	718,249	36,359	19,959

Equity transactions:
Purchase payments received from contract owners (note 6)	–	140,514	–	21,326	–	–	(4)	2
Transfers between funds	397,904	944,444	484,552	415,270	(1,523,062)	(926,326)	(52,306)	17,532
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,636)	(57,512)	(23,042)	(18,900)	(182,400)	(202,232)	(23,842)	(21,222)
Adjustments to maintain reserves	15	45	5	40	12	58	6	29

Net equity transactions	328,283	1,027,491	461,515	417,736	(1,705,450)	(1,128,500)	(76,146)	(3,659)

Net change in contract owners’ equity	502,500	1,318,032	657,052	605,617	(1,430,861)	(410,251)	(39,787)	16,300
Contract owners’ equity beginning of period	3,334,537	2,016,505	1,240,475	634,858	6,902,201	7,312,452	709,861	693,561

Contract owners’ equity end of period	$3,837,037	3,334,537	1,897,527	1,240,475	5,471,340	6,902,201	670,074	709,861

CHANGES IN UNITS:
Beginning units	326,338	217,474	84,172	51,497	610,162	636,125	84,774	77,099

Units purchased	40,595	114,939	32,897	34,129	–	658,055	1,035	95,499
Units redeemed	(6,811)	(6,075)	(1,535)	(1,454)	(151,908)	(684,018)	(10,057)	(87,824)

Ending units	360,122	326,338	115,534	84,172	458,254	610,162	75,752	84,774

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPOvS		FidVIPConS		FidVIPI500		FidVIPIGBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$19,400	46,280	(818)	(96)	64,750	38,900	15,910	15,932
Realized gain (loss) on investments	2,006,550	(230,268)	11,798	(25,575)	(28,913)	(12,460)	(3,534)	2,109
Change in unrealized gain (loss) on investments	(1,298,654)	868,260	854,245	710,578	148,513	355,837	(7,169)	10,384
Reinvested capital gains	30,940	–	984	–	–	–	10,398	12,908

Net increase (decrease) in contract owners’ equity resulting from operations	758,236	684,272	866,209	684,907	184,350	382,277	15,605	41,333

Equity transactions:
Purchase payments received from contract owners (note 6)	332,138	669,492	–	–	–	–	–	–
Transfers between funds	802,858	(905,290)	23,582	112,700	(148,078)	722,738	748,648	(692,658)
Surrenders (note 6)	(5,875,568)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(226,646)	(200,786)	(170,278)	(139,892)	(138,386)	(115,006)	(16,578)	(28,720)
Adjustments to maintain reserves	25	81	44	39	5	34	(3)	15

Net equity transactions	(4,967,193)	(436,503)	(146,652)	(27,153)	(286,459)	607,766	732,067	(721,363)

Net change in contract owners’ equity	(4,208,957)	247,769	719,557	657,754	(102,109)	990,043	747,672	(680,030)
Contract owners’ equity beginning of period	5,886,715	5,638,946	5,325,265	4,667,511	4,377,447	3,387,404	474,983	1,155,013

Contract owners’ equity end of period	$1,677,758	5,886,715	6,044,822	5,325,265	4,275,338	4,377,447	1,222,655	474,983

CHANGES IN UNITS:
Beginning units	529,604	575,758	417,912	405,029	436,930	432,638	38,490	97,914

Units purchased	228,717	280,006	1,630	406,301	–	504,039	60,097	83,020
Units redeemed	(624,099)	(326,160)	(12,708)	(393,418)	(29,016)	(499,747)	(1,335)	(142,444)

Ending units	134,222	529,604	406,834	417,912	407,914	436,930	97,252	38,490

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPBalS		FrVIPForSec2		GVITDMidCapI		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$63,790	38,526	6,882	5,070	22,964	4,144	1,456	14,002
Realized gain (loss) on investments	(18,946)	(7,690)	64,046	7,438	188,715	122,044	(5,439)	(802)
Change in unrealized gain (loss) on investments	88,223	100,285	12,200	116,900	(39,595)	140,400	6,695	(11,105)
Reinvested capital gains	1,982	–	–	–	221,694	63,924	62	5,482

Net increase (decrease) in contract owners’ equity resulting from operations	135,049	131,121	83,128	129,408	393,778	330,512	2,774	7,577

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	126,686	59,364	91,206	53,376
Transfers between funds	(182,472)	812,110	(209,790)	433,610	738,580	816,288	(320,458)	(122,550)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88,256)	(71,092)	(25,094)	(16,782)	(60,994)	(42,854)	(1,332)	(9,174)
Adjustments to maintain reserves	(1)	27	1	13	(5)	71	(12)	20

Net equity transactions	(270,729)	741,045	(234,883)	416,841	804,267	832,869	(230,596)	(78,328)

Net change in contract owners’ equity	(135,680)	872,166	(151,755)	546,249	1,198,045	1,163,381	(227,822)	(70,751)
Contract owners’ equity beginning of period	2,844,332	1,972,166	1,158,390	612,141	2,709,273	1,545,892	298,532	369,283

Contract owners’ equity end of period	$2,708,652	2,844,332	1,006,635	1,158,390	3,907,318	2,709,273	70,710	298,532

CHANGES IN UNITS:
Beginning units	258,454	191,781	78,650	49,066	152,070	100,111	21,918	27,927

Units purchased	–	291,649	–	30,873	47,593	54,629	6,555	3,957
Units redeemed	(24,936)	(224,976)	(16,364)	(1,289)	(3,309)	(2,670)	(23,433)	(9,966)

Ending units	233,518	258,454	62,286	78,650	196,354	152,070	5,040	21,918

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGrowth		GVITJPBal		GVITSMdCpGr		GVITMyMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(92)	21,900	–	–	(2)	48,122	6,234
Realized gain (loss) on investments	–	16,980	382	–	–	562	–	–
Change in unrealized gain (loss) on investments	–	(14,430)	31,684	–	–	(265)	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	2,458	53,966	–	–	295	48,122	6,234

Equity transactions:
Purchase payments received from contract owners (note 6)	–	4,976	166,504	–	–	322	5,526,270	5,752,898
Transfers between funds	–	(152,402)	1,153,166	–	–	(8,448)	(4,736,786)	(5,252,890)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(2,584)	(27,474)	–	–	(22)	(40,732)	(44,472)
Adjustments to maintain reserves	–	–	15	–	–	(2)	(36)	18

Net equity transactions	–	(150,010)	1,292,211	–	–	(8,150)	748,716	455,554

Net change in contract owners’ equity	–	(147,552)	1,346,177	–	–	(7,855)	796,838	461,788
Contract owners’ equity beginning of period	–	147,552	–	–	–	7,855	1,696,264	1,234,476

Contract owners’ equity end of period	$–	–	1,346,177	–	–	–	2,493,102	1,696,264

CHANGES IN UNITS:
Beginning units	–	28,670	–	–	–	820	146,948	107,374

Units purchased	–	942	125,512	–	–	34	491,659	500,044
Units redeemed	–	(29,612)	(2,566)	–	–	(854)	(427,571)	(460,470)

Ending units	–	–	122,946	–	–	–	211,036	146,948

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITNWFund		GVITSmComp		GVITCVal		GVITWLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$3,390	2,140	(360)	(188)	(16)	862	–	(32)
Realized gain (loss) on investments	10,799	2,312	(2,301)	26,604	8,294	13,057	–	4,240
Change in unrealized gain (loss) on investments	26,579	11,765	(372)	(22,751)	(12,117)	1,527	–	(5,252)
Reinvested capital gains	–	–	23,342	3,626	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	40,768	16,217	20,309	7,291	(3,839)	15,446	–	(1,044)

Equity transactions:
Purchase payments received from contract owners (note 6)	110,512	37,876	31,474	4,320	718	16,972	–	1,194
Transfers between funds	196,338	(45,662)	127,774	(94,490)	(98,986)	(31,860)	–	(40,188)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,624)	(6,610)	(3,678)	(2,506)	(228)	(3,210)	–	(454)
Adjustments to maintain reserves	37	8	(11)	49	(17)	21	–	3

Net equity transactions	295,263	(14,388)	155,559	(92,627)	(98,513)	(18,077)	–	(39,445)

Net change in contract owners’ equity	336,031	1,829	175,868	(85,336)	(102,352)	(2,631)	–	(40,489)
Contract owners’ equity beginning of period	209,121	207,292	32,614	117,950	102,352	104,983	–	40,489

Contract owners’ equity end of period	$545,152	209,121	208,482	32,614	–	102,352	–	–

CHANGES IN UNITS:
Beginning units	20,024	21,730	1,616	6,919	9,778	11,755	–	4,733

Units purchased	29,778	3,964	7,777	710	71	1,792	–	137
Units redeemed	(1,094)	(5,670)	(175)	(6,013)	(9,849)	(3,769)	–	(4,870)

Ending units	48,708	20,024	9,218	1,616	–	9,778	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GSVITMidCap		INVGrF		OGBond		OGEqIndx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$584	664	–	(3,178)	708	240	190	(16)
Realized gain (loss) on investments	6,370	4,126	–	(837,153)	(315)	245	337	2,954
Change in unrealized gain (loss) on investments	(3,552)	5,982	–	813,439	111	124	807	729
Reinvested capital gains	27,088	18,008	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,490	28,780	–	(26,892)	504	609	1,334	3,667

Equity transactions:
Purchase payments received from contract owners (note 6)	–	12	–	429,660	–	–	(2)	2
Transfers between funds	79,090	164,390	–	(3,672,316)	900	22,684	2,648	26,694
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,816)	(5,632)	–	(42,190)	(1,234)	(682)	(1,382)	(706)
Adjustments to maintain reserves	17	16	–	8	5	1	4	8

Net equity transactions	70,291	158,786	–	(3,284,838)	(329)	22,003	1,268	25,998

Net change in contract owners’ equity	100,781	187,566	–	(3,311,730)	175	22,612	2,602	29,665
Contract owners’ equity beginning of period	191,826	4,260	–	3,311,730	25,438	2,826	30,661	996

Contract owners’ equity end of period	$292,607	191,826	–	–	25,613	25,438	33,263	30,661

CHANGES IN UNITS:
Beginning units	8,870	247	–	774,829	1,892	218	3,698	132

Units purchased	3,557	8,920	–	396,043	67	1,726	324	3,656
Units redeemed	(387)	(297)	–	(1,170,872)	(91)	(52)	(166)	(90)

Ending units	12,040	8,870	–	–	1,868	1,892	3,856	3,698

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OGBal		OGMidCapGr		OGMidCapV		MFSVITInvGrwI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$232	68	(76)	(54)	10	(2)	(280)	(4,074)
Realized gain (loss) on investments	(10)	691	778	1,985	(191)	82	53,492	27,272
Change in unrealized gain (loss) on investments	9	146	1,251	517	913	17	(37,411)	58,720
Reinvested capital gains	–	–	–	–	820	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	231	905	1,953	2,448	1,552	97	15,801	81,918

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	(2)	2	–	–	–	17,382
Transfers between funds	72	9,556	2,392	13,642	23,614	662	(502,714)	243,298
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(548)	(372)	(892)	(494)	(706)	(24)	(13,234)	(21,370)
Adjustments to maintain reserves	8	16	10	10	(22)	27	10	27

Net equity transactions	(468)	9,200	1,508	13,160	22,886	665	(515,938)	239,337

Net change in contract owners’ equity	(237)	10,105	3,461	15,608	24,438	762	(500,137)	321,255
Contract owners’ equity beginning of period	11,764	1,659	17,268	1,660	762	–	1,087,265	766,010

Contract owners’ equity end of period	$11,527	11,764	20,729	17,268	25,200	762	587,128	1,087,265

CHANGES IN UNITS:
Beginning units	1,192	177	2,050	221	50	–	110,050	84,317

Units purchased	7	1,054	276	1,892	1,508	51	–	28,069
Units redeemed	(55)	(39)	(102)	(63)	(46)	(1)	(52,948)	(2,336)

Ending units	1,144	1,192	2,224	2,050	1,512	50	57,102	110,050

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	MFSVITValIn		OppCapAp		OppGlSec		PIMRealRet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(18)	1,840	4,346	(170)	5,992	5,936	39,186	6,228
Realized gain (loss) on investments	25,200	30,595	9,224	29	50,074	50,550	11,581	20,948
Change in unrealized gain (loss) on investments	(32,899)	7,745	31,255	13,608	145,657	90,220	(43,004)	20,465
Reinvested capital gains	–	11,442	–	–	–	–	20,214	39,108

Net increase (decrease) in contract owners’ equity resulting from operations	(7,717)	51,622	44,825	13,467	201,723	146,706	27,977	86,749

Equity transactions:
Purchase payments received from contract owners (note 6)	–	25,218	–	(2)	–	15,004	–	21,496
Transfers between funds	(325,826)	53,548	688,284	196,594	485,444	196,974	594,744	115,530
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(10,482)	(11,714)	(666)	(21,100)	(15,954)	(28,026)	(24,020)
Adjustments to maintain reserves	(21)	33	5	11	(10)	35	(375)	229

Net equity transactions	(325,847)	68,317	676,575	195,937	464,334	196,059	566,343	113,235

Net change in contract owners’ equity	(333,564)	119,939	721,400	209,404	666,057	342,765	594,320	199,984
Contract owners’ equity beginning of period	333,564	213,625	209,404	–	980,395	637,630	1,255,596	1,055,612

Contract owners’ equity end of period	$–	333,564	930,804	209,404	1,646,452	980,395	1,849,916	1,255,596

CHANGES IN UNITS:
Beginning units	28,266	20,767	20,074	–	76,140	58,774	92,138	84,012

Units purchased	–	8,490	66,296	20,141	37,780	18,789	43,427	11,462
Units redeemed	(28,266)	(991)	(1,130)	(67)	(1,610)	(1,423)	(2,039)	(3,336)

Ending units	–	28,266	85,240	20,074	112,310	76,140	133,526	92,138

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	PIMTotRet		PVTIntEq		RoySmCp		SalBrInv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$53,174	12,102	–	–	(6,150)	(4,269)	90	2,440
Realized gain (loss) on investments	967	4,919	–	(73)	96,115	128,507	16,037	2,639
Change in unrealized gain (loss) on investments	(49,947)	2,606	–	–	7,159	45,216	(22,359)	10,239
Reinvested capital gains	32,028	15,440	–	–	17,656	70,486	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,222	35,067	–	(73)	114,780	239,940	(6,232)	15,318

Equity transactions:
Purchase payments received from contract owners (note 6)	–	25,604	–	2,662	–	8,660	21,524	26,884
Transfers between funds	1,172,590	191,540	–	(2,612)	278,322	353,186	(194,118)	69,976
Surrenders (note 6)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,986)	(20,418)	–	–	(25,936)	(22,530)	(1,042)	(3,844)
Adjustments to maintain reserves	(569)	(49)	–	23	27	(1,670)	17	12

Net equity transactions	1,144,035	196,677	–	73	252,413	337,646	(173,619)	93,028

Net change in contract owners’ equity	1,180,257	231,744	–	–	367,193	577,586	(179,851)	108,346
Contract owners’ equity beginning of period	826,419	594,675	–	–	1,358,531	780,945	195,481	87,135

Contract owners’ equity end of period	$2,006,676	826,419	–	–	1,725,724	1,358,531	15,630	195,481

CHANGES IN UNITS:
Beginning units	70,122	52,710	–	–	101,118	72,341	14,406	7,070

Units purchased	99,124	25,540	–	203	19,559	30,702	1,562	7,639
Units redeemed	(2,346)	(8,128)	–	(203)	(1,883)	(1,925)	(14,884)	(303)

Ending units	166,900	70,122	–	–	118,794	101,118	1,084	14,406

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	TRowEqInc2		WRSmCap
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$2,392	1,222	(2,384)	(1,998)
Realized gain (loss) on investments	3,520	5,377	34,269	60,018
Change in unrealized gain (loss) on investments	(11,215)	7,867	5,375	6,041
Reinvested capital gains	12,072	3,802	28,240	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,769	18,268	65,500	64,061

Equity transactions:
Purchase payments received from contract owners (note 6)	(4)	932	–	2,860
Transfers between funds	83,890	158,690	120,544	81,964
Surrenders (note 6)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,230)	(3,186)	(9,702)	(10,118)
Adjustments to maintain reserves	13	(912)	2	10

Net equity transactions	75,669	155,524	110,844	74,716

Net change in contract owners’ equity	82,438	173,792	176,344	138,777
Contract owners’ equity beginning of period	176,441	2,649	522,963	384,186

Contract owners’ equity end of period	$258,879	176,441	699,307	522,963

CHANGES IN UNITS:
Beginning units	12,254	210	42,666	35,681

Units purchased	5,724	12,282	8,838	7,905
Units redeemed	(570)	(238)	(760)	(920)

Ending units	17,408	12,254	50,744	42,666

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b)	The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of AIM Variable Insurance Fund (AIM VIF);

    AIM VIF – AIM V.I. Core Stock Fund – Series I Shares (AIMVEqIncF)

    AIM VIF – AIM V.I. Dynamics Fund – Series I Shares (AIMVDyn)*

    AIM VIF – AIM V.I. Global Health Care Fund – Series I Shares (AIMVHealthF)

        (formerly AIM Variable Insurance Funds – AIM V.I. Health Sciences Fund – Series I)

    AIM VIF – AIM V.I. Small Company Growth Fund – Series I Shares (AIMVSmCoGro)

    AIM VIF – AIM V.I. Technology Fund – Series I Shares (AIMVTechF)*

    AIM VIF – AIM V.I. Total Return Fund – Series I Shares (AIMVTotRetF)*

    AIM VIF – AIM V.I. Utilities Fund – Series I Shares (AIMVUtilF)*

    AIM VIF – AIM V.I. Real Estate Fund – Series I Shares (AIMVREO)*

    AIM VIF – Basic Value Fund – Series I Shares (AIMBValue)*

    AIM VIF – Capital Development Fund – Series I Shares (AIMCapDev)*

    AIM VIF – Growth Fund – Series I Shares (AIMGrwth)

    AIM VIF – High Yield Fund – Series I Shares (AIMHighYld)*

    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)*

    AIM VIF – Mid Cap Core Equity Fund – Series I Shares (AIMMidCore)*

Portfolios of the Alliance Variable Product Series Funds, Inc (Alliance VPSF);

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A (AlVPGrIncA)

    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlVPSmCapVB)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Balanced Fund – Class I (ACVPBal)*

    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)*

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)*

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)*

    American Century VP – Value Fund – Class I (ACVPVal)*

    American Century VP – VistaSM Fund – Class I (ACVPVista)*

Portfolios of Baron Capital Asset Trust Insurance Series (Baron Capital Funds Trust IS);

    Baron Capital Funds Trust IS – Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)*

Portfolio of the Calvert Variable Series (Calvert VS);

    Calvert VS – Social Equity Portfolio (CVSSoEq)

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryMidCapStS)*

        (formerly Dreyfus Investment Portfolios – MidCap Stock Portfolio – Service Shares)

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)*

    Dreyfus VIF – Disciplined Stock Portfolio – Initial Shares (DryVIFDSP)*

    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)

    Dreyfus VIF – Limited Term High Yield Portfolio – Initial Shares (DryVIFLTHYP)*

    Dreyfus VIF – Quality Bond Portfolio – Initial Shares (DryVIFQualBd)*

    Dreyfus VIF – Small Company Stock Portfolio – Initial Shares (DryVIFSCSP)*

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)

    Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS)*

    Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS)

    Fidelity® VIP – Value Portfolio: Service Class (FidVIPVal)*

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Asset Manager Growth Portfolio: Service Class (FidVIPAMGrS)*

    Fidelity® VIP II – Asset Manager Portfolio: Service Class (FidVIPAMS)*

    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)

    Fidelity® VIP II – Index 500 Portfolio: Initial Class (FidVIPI500)

    Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)*

    Fidelity® VIP III – Balanced Portfolio: Service Class (FidVIPBalS)

    Fidelity® VIP III – Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)*

    Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)*

    Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)*

    Fidelity® VIP III – Mid Cap Portfolio: Service Class (FidVIPMCapS)*

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)*

Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP II);

    Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)

    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)*

    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)*

    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)*

    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)*

    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)*

    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)*

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)*

    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)*

    Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)*

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)*

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)*

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)*

    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)*

    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)*

    Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead)*

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT V)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT V – Money Market Fund: Class V (GVITMyMkt5)*

Funds of the Gartmore Variable Insurance Trust – Investor Destinations (Gartmore GVIT ID II)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT ID II – Aggressive Fund – Class II (GVITIDAgg)*

    Gartmore GVIT ID II – Conservative Fund – Class II (GVITIDCon)*

    Gartmore GVIT ID II – Moderate Fund – Class II (GVITIDMod)*

    Gartmore GVIT ID II – Moderately Aggressive Fund – Class II (GVITIDModAgg)*

    Gartmore GVIT ID II – Moderately Conservative Fund – Class II (GVITIDModCon)*

Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs VIT);

    Goldman Sachs VIT – Capital Growth Fund (GSVITCGF)*

    Goldman Sachs VIT – CORESM Small Cap Equity Fund (GSVITCoreSMCap)*

    Goldman Sachs VIT – CORESM U.S. Equity Fund (GSVITCoreSMUSEq)*

    Goldman Sachs VIT – Growth and Income Fund (GVITGrthInc)*

    Goldman Sachs VIT – International Equity Fund (GVITIntEq)*

    Goldman Sachs VIT – Mid Cap Value Fund (GSVITMidCap)

Funds of the Huntington Trust Company;

    Huntington VA – Huntington VA Divident Capture Fund – Trust Shares (HVADivCpTr)*

    Huntington VA – Huntington VA Growth Fund – Trust Shares (HVAGrwth)*

    Huntington VA – Huntington VA Income Equity Fund – Trust Shares (HVAIncEq)*

    Huntington VA – Huntington VA Mid Corp America Fund – Trust Shares (HVAMdCrAm)*

    Huntington VA – Huntington VA New Economy Fund – Trust Shares (HVANwEc)*

Portfolios of the Janus Advisor Series (Janus Advisor);

    Janus Advisor – International Growth Portfolio – Institutional Shares (JanAdIntGr)*

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Balanced Portfolio – Service Shares (JanBal)*

    Janus AS – Forty Portfolio – Service Shares (JanCapAp)*

        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)*

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)*

    Janus AS – Mid Cap Value Portfolio – Service Shares (JanMidCpVal)*

Portfolios of the JPMorgan Investment Trust (JPMorgan IT);

    JPMorgan IT – Bond Portfolio (OGBond) (formerly One Group® Investment Trust Bond Portfolio)

    JPMorgan IT – Diversified Equity Portfolio (OGDivEq)*

        (formerly One Group® Investment Trust Diversified Equity Portfolio)

    JPMorgan IT – Diversified Mid Cap Portfolio (OGDivMidCap)*

        (formerly One Group® Investment Trust Diversified Mid Cap Portfolio)

    JPMorgan IT – Equity Index Portfolio (OGEqIndx)

        (formerly One Group® Investment Trust Equity Index Portfolio)

    JPMorgan IT – Government Bond Portfolio (OGGvtBd)*

        (formerly One Group® Investment Trust Government Bond Portfolio)

    JPMorgan IT – JPMorgan Investment Trust Balanced Portfolio (OGBal)

        (formerly One Group® Investment Trust Balanced Portfolio)

    JPMorgan IT – Large Cap Growth Portfolio (OGLgCapGr)*

        (formerly One Group® Investment Trust Large Cap Growth Portfolio)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

    JPMorgan IT – Mid Cap Growth Portfolio (OGMidCapGr)

        (formerly One Group® Investment Trust Mid Cap Growth Portfolio)

    JPMorgan IT – Mid Cap Value Portfolio (OGMidCapV)

        (formerly One Group® Investment Trust Mid Cap Value Portfolio)

Portfolios of the JPMorgan Series Trust II (JPMorgan Series Trust II);

    JPMorgan Series Trust II – Bond Portfolio (JPMST2BP)*

    JPMorgan Series Trust II – International Equity Portfolio (JPMST2IEP)*

    JPMorgan Series Trust II – Small Company Portfolio (JPMST2SCP)*

    JPMorgan Series Trust II – U.S. Large Cap Core Equity Portfolio (JPMST2USLCC)*

    JPMorgan Series Trust II – U.S. Mid Cap Value Portfolio (JPMST2MdcpV)*

Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VITSM);

    MFS® VITSM – MFS Investors Growth Stock Series – Initial Class (MFSVITInvGrwI)

    MFS® VITSM – MFS Utilities Series Initial Class (MFSVITUS)*

    MFS® VITSM – MFS Value Series – Initial Class (MFSVITValIn)*

    MFS® VITSM – MFS Investors Growth Stock Series – Service Class (MFSInvGrS)*

    MFS® VITSM – MFS Utilities Series – Service Class (MFSUtilS)*

    MFS® VITSM – Mid Cap Growth Series – Service Class (MFSMidCapGrS)*

    MFS® VITSM – Value Series – Service Class (MFSValS)*

Funds of Merrill Lynch (Mercury II);

    Mercury II – American Balanced VIF – Class II (MLVIFAB2)*

        (formerly Merrill Lynch Variable Insurance Funds – American Balanced – Class II)

    Mercury II – Basic Value VIF – Class II (MLVIFBV2)*

        (formerly Merrill Lynch Variable Insurance Funds – Basic Value – Class II)

    Mercury II – Core Bond VIF – Class II (MLVIFCB2)*

        (formerly Merrill Lynch Variable Insurance Funds – Core Bond – Class II)

    Mercury II – Domestic Money Market VIF – Class II (MLVIFDMM2)*

        (formerly Merrill Lynch Variable Insurance Funds – Domestic Money Market – Class II)

    Mercury II – Fundamental Growth VIF – Class II (MLVIFFG2)*

        (formerly Merrill Lynch Variable Insurance Funds – Fundamental Growth – Class II)

    Mercury II – Global Allocation VIF – Class II (MLVIFGA2)*

        (formerly Merrill Lynch Variable Insurance Funds – Global Allocation – Class II)

    Mercury II – Global Growth VIF – Class II (MLVIFGlGr)*

        (formerly Merrill Lynch Variable Insurance Funds – Global Growth – Class II)

    Mercury II – Government Bond VIF – Class II (MLVIFGB2)*

        (formerly Merrill Lynch Variable Insurance Funds – Government Bond – Class II)

    Mercury II – High Current Income VIF – Class II (MLVIFHCI2)*

        (formerly Merrill Lynch Variable Insurance Funds – High Current Income – Class II)

    Mercury II – Index 500 VIF – Class II (MLVIFInd5002)*

        (formerly Merrill Lynch Variable Insurance Funds – Index 500 – Class II)

    Mercury II – Large Cap Core VIF – Class II (MLVIFLCCore2)*

        (formerly Merrill Lynch Variable Insurance Funds – Large Cap Core – Class II)

    Mercury II – Large Cap Growth VIF – Class II (MLVIVLCGr2)*

        (formerly Merrill Lynch Variable Insurance Funds – Large Cap Growth – Class II)

    Mercury II – Large Cap Value VIF – Class II (MLVIFLCVal2)*

        (formerly Merrill Lynch Variable Insurance Funds – Large Cap Value – Class II)

    Mercury II – Utilities and Telecom VIF – Class II (MLVIFU&T2)*

        (formerly Merrill Lynch Variable Insurance Funds – Utilities and Telecom – Class II)

    Mercury II – Value Opportunities VIF – Class II (MLVIFSmCapVal2)*

        (formerly Merrill Lynch Variable Insurance Funds – Value Opportunities – Class II)

Portfolio of Nations Marsico (Nations Marsico);

    Nations Marsico Growth Portfolio (MATMAR)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart)*

    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)*

    Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr)*

    Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBAMTFasc)*

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)*

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)*

Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);

    PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAsset)*

    PIMCO VIT – High Yield Portfolio – Administrative Shares (PIMHighY)*

    PIMCO VIT – Low Duration Portfolio – Administrative Shares (PIMLowDur)*

    PIMCO VIT – Real Return Portfolio – Administrative Shares (PIMRealRet)

    PIMCO VIT – Total Return Portfolio – Administrative Shares (PIMTotRet)

Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);

    Pioneer VCT – Pioneer High Yield VCT Portfolio – Class I Shares (PVCTHiYield)*

Funds of the Putnam Variable Trust (Putnam VT IA);

    Putnam VT IA – International Equity Fund – IA Shares (PVTGroEqIA)*

Funds of the Putnam Variable Trust (Putnam VT IB);

    Putnam VT IB – International Equity Fund – IB Shares (PVTIntEq)*

Portfolios of Royce Capital Funds (Royce Capital Funds);

    Royce Capital Fund – Royce Micro-Cap Portfolio (RCFMicroCap)*

    Royce Capital Fund – Small Cap Portfolio (RoySmCp)

Portfolios of Salomon Smith Barney Funds, Inc. (Salomon Brothers VSF);

    Salomon Brothers VSF – All Cap Fund (SalBrCap)*

    Salomon Brothers VSF – High Yield Bond Fund (SalBrHYBd)*

    Salomon Brothers VSF – Investors Fund (SalBrInv)

    Salomon Brothers VSF – Total Return Fund (SalBrTotRet)*

Portfolios of Salomon Smith Barney Funds, Inc. (Salomon Brothers VSF I);

    Salomon Brothers VSF I – Emerging Growth Fund – Class I (SalBrEmGr)*

    Salomon Brothers VSF I – Strategic Bond Fund – Class I (SalBrStratBd)*

Portfolios of Scudder Variable Insurance Trust (Scudder VIT A);

    Scudder VIT A – Equity 500 Index Fund – Class A Shares (SVITIF)*

    Scudder VIT A – Small Cap Index Fund – Class A Shares (SVITSCI)*

Portfolios of Scudder Variable Series 1 (Scudder VS1 B);

    Scudder VS1 B – Capital Growth Portfolio – Class B (ScVS1CpGrB)*

    Scudder VS1 B – Health Sciences Portfolio – Class B (ScVS1HSciGrB)*

Portfolios of Scudder Variable Series 2 (Scudder VS2 B);

    Scudder VS2 B – Dreman Financial Services Portfolio – Class B (ScVS2DrFSrvB)*

    Scudder VS2 B – Dreman High Return Equity Portfolio – Class B (ScVS2DrHiRtEqB)*

    Scudder VS2 B – Dreman Small Cap Value Portfolio – Class B (ScVS2DrSmCpVB)*

    Scudder VS2 B – Fixed Income Portfolio – Class B (ScVS2FxIncB)*

    Scudder VS2 B – Global Blue Chip Portfolio – Class B (ScVS2GlBluChB)*

    Scudder VS2 B – High Income Portfolio – Class B (ScVS2HiIncB)*

    Scudder VS2 B – Large Cap Value Portfolio – Class B (ScVS2ConVB)*

        (formerly Scudder Variable Series II – Contrarian Value Portfolio – Class B)

    Scudder VS2 B – Small Cap Growth Portfolio – Class B (ScVS2SmCpGrB)*

    Scudder VS2 B – Technology Growth Portfolio – Class B (ScVS2TechGrwB)*

    Scudder VS2 B – Total Return Portfolio – Class B (ScVS2TotRtnB)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of T. Rowe Price Funds, Inc. (T. Rowe Price);

    T. Rowe Price – New America Growth Portfolio (TRowNewAmG)*

Portfolios of T. Rowe Price Funds, Inc. II (T. Rowe Price II);

    T. Rowe Price II – Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price II – Mid Cap Growth Fund – II (TRowMidCap2)*

Portfolios of Van Kampen Life Investment Trust (Van Kampen LIT II);

    Van Kampen LIT II – Comstock Portfolio – Class II (VKCom2)*

    Van Kampen LIT II – Emerging Growth Portfolio-Class II (VKEmGr2)*

    Van Kampen LIT II – Enterprise Portfolio – Class II (VKEnt2)*

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKoreFI)*

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)*

    Van Kampen UIF – Emerging Markets Equity Portfolio – Class I (VKEmMk1)*

    Van Kampen UIF – Equity Growth Portfolio – Class I (VKEQGrP)*

    Van Kampen UIF – Global Value Equity Portfolio – Class I (VKGlValEq1)*

    Van Kampen UIF – High Yield Portfolio – Class I (VKHiYld1)*

    Van Kampen UIF – International Magnum Portfolio – Class I (VKIntMag)*

    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)*

    Van Kampen UIF – Mid Cap Value Portfolio – Class I (VKMidCapVal1)*

    Van Kampen UIF – Technology Portfolio – Class I (VKTech1)*

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)*

    Van Kampen UIF – Value Portfolio – Class I (VKVal)*

Portfolios of the Waddell and Reed (W & R Target Funds, Inc.);

    W & R Target Funds, Inc. – Small Cap Portfolio (WRSmCap)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);

    Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)*

        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds except those noted with an asterisk(*). The contract owners’ equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $562,177 and $724,529, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3)	Asset Charges

For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through the daily unit value calculation.

For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. No loans were outstanding for the periods ended December 31, 2005 and 2004.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, there were no transfers between the Account and the fixed account of the Company.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.20%)

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	0.20%	458,254	$11.939536	$5,471,340	1.80%	5.55%
2004	0.20%	610,162	11.312080	6,902,201	1.58%	11.16%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.20%	71,030	8.786288	624,090	0.36%	5.46%
2004	0.20%	80,876	8.331220	673,796	0.16%	3.06%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.20%	112,464	12.362488	1,390,335	0.56%	18.73%

Fidelity® VIP II – Index 500 Portfolio: Initial Class
2005	0.20%	407,914	10.480980	4,275,338	1.68%	4.61%
2004	0.20%	436,930	10.018647	4,377,447	1.25%	10.39%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.20%	385,314	14.827535	5,713,257	0.20%	16.61%
2004	0.20%	395,940	12.715028	5,034,388	0.26%	15.11%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2005	0.20%	97,252	12.572029	1,222,655	2.93%	1.88%
2004	0.20%	38,490	12.340435	474,983	2.00%	4.11%

Fidelity® VIP III – Balanced Portfolio: Service Class
2005	0.20%	233,518	11.599328	2,708,652	2.49%	5.40%
2004	0.20%	258,454	11.005178	2,844,332	1.85%	5.21%

Gartmore GVIT – Money Market Fund – Class I
2005	0.20%	76	10.641320	809	2.73%	2.46%
2004	0.20%	76	10.385497	789	0.83%	0.61%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.25%)

AIM VIF – AIM V.I. Core Stock Fund – Series I Shares
2005	0.25%	101,482	11.436219	1,160,570	0.23%	3.10%
2004	0.25%	187,696	11.092753	2,082,065	0.74%	3.98%
2003	0.25%	187,983	10.668115	2,005,424	1.26%	22.29%

AIM VIF – AIM V.I. Dynamics Fund – Series I Shares
2004	0.25%	12,758	10.681061	136,269	0.00%	13.06%
2003	0.25%	4,116	9.447591	38,886	0.00%	37.48%

AIM VIF – AIM V.I. Global Health Care Fund – Series I Shares
2005	0.25%	174	13.284465	2,311	0.00%	7.88%
2004	0.25%	10,156	12.314241	125,063	0.00%	7.30%
2003	0.25%	9,388	11.476339	107,740	0.00%	27.46%

AIM VIF – AIM V.I. Real Estate Fund – Series I Shares
2003	0.25%	1,861	18.434416	34,306	5.75%	38.47%

AIM VIF – AIM V.I. Small Company Growth Fund – Series I Shares
2005	0.25%	6,448	14.495652	93,468	0.00%	4.93%
2004	0.25%	273,458	13.814641	3,777,724	0.00%	13.61%
2003	0.25%	160,568	12.159621	1,952,446	0.00%	33.10%

AIM VIF – AIM V.I. Technology Fund – Series I Shares
2004	0.25%	2,718	8.481089	23,052	0.00%	4.37%
2003	0.25%	20,669	8.125808	167,952	0.00%	44.93%

AIM VIF – AIM V.I. Total Return Fund – Series I Shares
2004	0.25%	154,896	9.921020	1,536,726	1.74%	3.47%
2003	0.25%	79,699	9.588040	764,157	2.74%	16.69%

AIM VIF – AIM V.I. Utilities Fund – Series I Shares
2003	0.25%	5,717	7.744429	44,275	1.05%	17.18%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series I Shares
2004	0.25%	194,202	$13.719318	$2,664,319	0.00%	10.79%
2003	0.25%	34,744	12.382943	430,233	0.04%	33.29%

AIM VIF – Growth Fund – Series I Shares
2004	0.25%	277,828	10.959763	3,044,929	0.00%	9.60%	04/30/04

AIM VIF – Mid Cap Core Equity Fund – Series I Shares
2004	0.25%	209,352	14.193109	2,971,356	0.19%	13.53%
2003	0.25%	40,414	12.501247	505,225	0.00%	27.00%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	0.25%	21,758	13.209999	287,423	0.56%	18.67%
2004	0.25%	444,828	11.131246	4,951,490	1.11%	13.20%
2003	0.25%	269,951	9.832886	2,654,397	0.81%	42.85%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.25%	24,440	20.082588	490,818	1.07%	11.82%
2004	0.25%	15,780	17.959872	283,407	0.59%	15.44%
2003	0.25%	324	15.557368	5,041	0.58%	34.31%

Gartmore GVIT – Government Bond Fund: Class I
2005	0.25%	5,040	14.029861	70,710	2.97%	3.01%
2004	0.25%	21,918	13.620393	298,532	5.18%	3.00%
2003	0.25%	27,927	13.223142	369,283	2.73%	1.75%

Gartmore GVIT – Growth Fund – Class I
2003	0.25%	28,670	5.146555	147,552	0.02%	32.41%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	0.25%	122,946	10.949336	1,346,177	2.06%	2.29%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2003	0.25%	820	9.579740	7,855	0.00%	39.79%

Gartmore GVIT – Money Market Fund – Class I
2005	0.25%	15,932	11.929582	190,062	2.73%	2.41%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.25%	48,504	11.192728	542,892	0.99%	7.17%
2004	0.25%	20,024	10.443524	209,121	1.31%	9.48%
2003	0.25%	21,730	9.539460	207,292	0.52%	27.19%

Gartmore GVIT – Small Company Fund: Class I
2005	0.25%	6,854	22.677354	155,431	0.00%	12.04%
2004	0.25%	1,086	20.240968	21,982	0.00%	18.72%
2003	0.25%	6,841	17.048620	116,630	0.00%	40.66%

Gartmore GVIT – Van Kampen Value Fund – Class I
2004	0.25%	9,778	10.467533	102,352	1.12%	17.21%
2003	0.25%	11,755	8.930936	104,983	1.80%	31.11%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2003	0.25%	4,733	8.554639	40,489	0.00%	35.72%

Invesco VIF – Growth Fund
2003	0.25%	348,515	4.291770	1,495,746	0.00%	29.55%

Salomon Brothers VSF – Investors Fund
2005	0.25%	1,084	14.419098	15,630	0.49%	6.26%
2004	0.25%	14,406	13.569403	195,481	2.21%	10.10%
2003	0.25%	7,070	12.324552	87,135	1.32%	32.00%
The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.40%)

AIM VIF – AIM V.I. Core Stock Fund – Series I Shares
2004	0.40%	27,000	10.993594	296,827	0.74%	3.82%
2003	0.40%	158,536	10.588631	1,678,679	1.26%	22.11%
2002	0.40%	286,948	8.671582	2,488,293	1.67%	-19.43%
2001	0.40%	246,524	10.763365	2,653,428	1.48%	-9.34%

AIM VIF – AIM V.I. Dynamics Fund – Series I Shares
2001	0.40%	30,111	10.070858	303,244	0.00%	-31.41%

AIM VIF – AIM V.I. Global Health Care Fund – Series I Shares
2002	0.40%	5,342	8.949952	47,811	0.00%	-24.75%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – AIM V.I. Small Company Growth Fund – Series I Shares
2004	0.40%	52,750	$13.691063	$722,204	0.00%	13.44%
2003	0.40%	185,394	12.068934	2,237,508	0.00%	32.90%
2002	0.40%	318,301	9.081210	2,890,558	0.00%	-31.39%
2001	0.40%	171,788	13.235944	2,273,776	0.00%	-18.87%

AIM VIF – AIM V.I. Technology Fund – Series I Shares
2002	0.40%	27,179	5.573377	151,479	0.00%	-47.06%

AIM VIF – AIM V.I. Total Return Fund – Series I Shares
2004	0.40%	22,118	9.832340	217,472	1.74%	3.32%
2003	0.40%	71,235	9.516603	677,915	2.74%	16.51%
2002	0.40%	111,191	8.167813	908,187	3.39%	-10.58%
2001	0.40%	68,822	9.134304	628,641	1.93%	-1.87%

AIM VIF – AIM V.I. Utilities Fund – Series I Shares
2002	0.40%	6,844	6.569711	44,963	1.04%	-20.64%

AIM VIF – Basic Value Fund – Series I Shares
2004	0.40%	39,136	13.668757	534,940	0.00%	10.63%
2003	0.40%	42,275	12.355819	522,342	0.04%	33.09%
2002	0.40%	41,838	9.283590	388,407	0.00%	-7.16%	07/15/02

AIM VIF – Growth Fund – Series I Shares
2004	0.40%	48,662	10.948763	532,789	0.00%	9.49%	04/30/04

AIM VIF – Mid Cap Core Equity Fund – Series I Shares
2004	0.40%	42,190	14.140795	596,600	0.19%	13.36%
2003	0.40%	49,175	12.473849	613,402	0.00%	26.81%
2002	0.40%	52,865	9.836962	520,031	0.00%	-1.63%	07/15/04

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class A
2005	0.40%	233,326	11.691859	2,728,015	1.46%	4.45%
2004	0.40%	172,414	11.193833	1,929,974	0.86%	11.02%
2003	0.40%	94,893	10.082977	956,804	1.15%	31.97%

American Century VP – International Fund – Class I
2005	0.40%	25,592	9.194806	235,313	1.17%	12.80%
2004	0.40%	18,162	8.151177	148,042	0.00%	14.47%

Calvert VS – Social Equity Portfolio
2005	0.40%	3,084	13.903575	42,879	0.06%	4.13%
2004	0.40%	3,150	13.352495	42,060	0.08%	6.73%
2003	0.40%	2,995	12.510533	37,469	0.02%	21.69%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.40%	2,514	13.620186	34,241	0.00%	6.81%
2004	0.40%	2,156	12.752292	27,494	1.20%	21.40%
2003	0.40%	42	10.504526	441	0.63%	37.23%

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.40%	360,122	10.654824	3,837,037	1.66%	4.27%
2004	0.40%	326,338	10.218046	3,334,537	1.97%	10.20%
2003	0.40%	217,474	9.272395	2,016,505	1.82%	27.85%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.40%	115,534	16.423973	1,897,527	0.00%	11.44%
2004	0.40%	84,172	14.737382	1,240,475	1.24%	19.54%
2003	0.40%	51,497	12.328061	634,858	6.21%	35.81%

Dreyfus VIF – Quality Bond Portfolio – Initial Shares
2001	0.40%	7,599	11.774415	89,474	2.16%	6.26%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2003	0.40%	636,125	11.495307	7,312,452	1.68%	29.70%
2002	0.40%	559,168	8.862985	4,955,898	1.68%	-17.33%
2001	0.40%	592,870	10.720798	6,356,040	1.52%	-5.47%

Fidelity® VIP – Growth Portfolio: Service Class
2005	0.40%	4,722	9.738159	45,984	0.36%	5.25%
2004	0.40%	3,898	9.252214	36,065	0.16%	2.85%
2003	0.40%	77,099	8.995716	693,561	0.03%	32.25%
2002	0.40%	9,523	6.801978	64,775	0.00%	-30.48%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Overseas Portfolio: Service Class
2004	0.40%	84,776	$11.031720	$935,225	1.11%	13.03%
2003	0.40%	305,807	9.759585	2,984,549	0.81%	42.63%
2002	0.40%	574,848	6.842437	3,933,361	0.82%	-20.66%
2001	0.40%	334,783	8.624328	2,887,278	7.46%	-21.59%

Fidelity® VIP II – Index 500 Portfolio: Initial Class
2003	0.40%	432,638	7.829650	3,387,404	1.53%	27.90%
2002	0.40%	457,424	6.121876	2,800,293	1.29%	-22.56%
2001	0.40%	457,849	7.905210	3,619,392	0.00%	-12.45%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	0.40%	21,520	15.407287	331,565	0.20%	16.38%
2004	0.40%	21,972	13.238537	290,877	0.26%	14.88%
2003	0.40%	405,029	11.523894	4,667,511	0.36%	27.84%
2002	0.40%	384,953	9.014275	3,470,072	0.73%	-9.79%
2001	0.40%	388,621	9.992116	3,883,146	0.40%	-12.71%

Fidelity® VIP II – Investment Grade Bond Portfolio: Service Class
2003	0.40%	97,914	11.796195	1,155,013	2.74%	4.64%
2002	0.40%	75,241	11.272735	848,172	0.00%	9.76%

Fidelity® VIP III – Balanced Portfolio: Service Class
2003	0.40%	191,781	10.283429	1,972,166	2.48%	17.06%
2002	0.40%	154,828	8.784896	1,360,148	2.83%	-9.12%
2001	0.40%	147,063	9.666294	1,421,554	3.39%	-2.12%

Franklin Templeton VIP II – Templeton Foreign Securities Fund – Class 2
2005	0.40%	62,286	16.161499	1,006,635	1.07%	9.73%
2004	0.40%	78,650	14.728417	1,158,390	1.06%	18.06%
2003	0.40%	49,066	12.475864	612,141	1.59%	31.68%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	0.40%	171,914	19.873309	3,416,500	1.07%	11.65%
2004	0.40%	136,290	17.799298	2,425,866	0.59%	15.27%
2003	0.40%	99,787	15.441403	1,540,851	0.58%	34.11%

Gartmore GVIT – Government Bond Fund: Class I
2002	0.40%	19,615	12.918846	253,403	9.52%	10.54%
2001	0.40%	31,421	11.686979	367,217	9.72%	6.82%

Gartmore GVIT – Growth Fund – Class I
2002	0.40%	20,775	3.863679	80,268	0.00%	-29.01%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2002	0.40%	6,186	6.812256	42,141	0.00%	-37.27%

Gartmore GVIT – Money Market Fund – Class I
2005	0.40%	195,028	11.804619	2,302,231	2.73%	2.26%
2004	0.40%	146,872	11.543898	1,695,475	0.83%	0.41%
2003	0.40%	107,374	11.496973	1,234,476	0.55%	0.22%
2002	0.40%	41	11.471376	470	3.26%	0.81%
2001	0.40%	132,087	11.379587	1,503,096	5.57%	3.19%

Gartmore GVIT – Nationwide® Fund: Class I
2005	0.40%	204	11.076090	2,260	0.99%	7.01%
2002	0.40%	17,310	7.455189	129,049	1.94%	-17.68%

Gartmore GVIT – Small Company Fund: Class I
2005	0.40%	2,364	22.441067	53,051	0.00%	11.87%
2004	0.40%	530	20.060030	10,632	0.00%	18.55%
2003	0.40%	78	16.921572	1,320	0.00%	40.45%
2002	0.40%	717	12.048077	8,638	0.00%	-17.66%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2002	0.40%	15,496	6.265578	97,091	0.00%	-25.69%

Goldman Sachs VIT – Mid Cap Value Fund
2005	0.40%	12,040	24.302910	292,607	0.63%	12.38%
2004	0.40%	8,870	21.626334	191,826	0.99%	25.38%
2003	0.40%	247	17.248288	4,260	4.06%	27.88%

Invesco VIF – Growth Fund
2003	0.40%	426,314	4.259733	1,815,984	0.00%	29.36%
2002	0.40%	703,188	3.293048	2,315,632	0.00%	-39.18%
2001	0.40%	496,604	5.414750	2,688,987	0.00%	-44.49%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Invesco VIF – High Yield Fund – Series I Shares
2001	0.40%	68,560	$8.085321	$554,330	21.64%	-15.27%

JPMorgan IT – Bond Portfolio
2005	0.40%	1,868	13.711626	25,613	3.15%	1.98%
2004	0.40%	1,892	13.445176	25,438	1.81%	3.72%
2003	0.40%	218	12.963219	2,826	0.00%	3.46%

JPMorgan IT – Equity Index Portfolio
2005	0.40%	3,856	8.626320	33,263	1.05%	4.04%
2004	0.40%	3,698	8.291329	30,661	0.34%	9.90%
2003	0.40%	132	7.544510	996	0.00%	27.47%

JPMorgan IT – JPMorgan Investment Trust Balanced Portfolio
2005	0.40%	1,144	10.075754	11,527	2.43%	2.09%
2004	0.40%	1,192	9.869290	11,764	1.17%	5.31%
2003	0.40%	177	9.371697	1,659	0.00%	16.73%

JPMorgan IT – Mid Cap Growth Portfolio
2005	0.40%	2,224	9.320747	20,729	0.00%	10.65%
2004	0.40%	2,050	8.423606	17,268	0.00%	12.17%
2003	0.40%	221	7.509677	1,660	0.00%	26.64%

JPMorgan IT – Mid Cap Value Portfolio
2005	0.40%	1,512	16.666561	25,200	0.47%	9.32%
2004	0.40%	50	15.246029	762	0.29%	14.94%

MFS® VIT SM – MFS Investors Growth Stock Series – Initial Class
2005	0.40%	57,102	10.282095	587,128	0.33%	4.07%
2004	0.40%	110,050	9.879737	1,087,265	0.00%	8.75%
2003	0.40%	84,317	9.084887	766,010	0.00%	22.53%

MFS® VIT SM – MFS Value Series – Initial Class
2004	0.40%	28,266	11.800888	333,564	0.83%	14.72%
2003	0.40%	20,767	10.286766	213,625	0.00%	24.46%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	0.40%	85,240	10.919800	930,804	0.97%	4.68%
2004	0.40%	20,074	10.431598	209,404	0.00%	6.51%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	0.40%	112,310	14.659892	1,646,452	0.87%	13.85%
2004	0.40%	76,140	12.876219	980,395	1.14%	18.69%
2003	0.40%	58,774	10.848847	637,630	0.16%	42.45%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2005	0.40%	133,526	13.854354	1,849,916	2.86%	1.67%
2004	0.40%	92,138	13.627337	1,255,596	0.99%	8.45%
2003	0.40%	84,012	12.565018	1,055,612	2.61%	8.42%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2005	0.40%	166,900	12.023223	2,006,676	3.64%	2.02%
2004	0.40%	70,122	11.785439	826,419	1.94%	4.46%
2003	0.40%	52,710	11.282022	594,675	2.95%	4.62%

Royce Capital Fund – Small Cap Portfolio
2005	0.40%	118,794	14.527033	1,725,724	0.00%	8.13%
2004	0.40%	101,118	13.435110	1,358,531	0.00%	24.45%
2003	0.40%	72,341	10.795330	780,945	0.00%	40.54%

Salomon Brothers VSF – Investors Fund
2002	0.40%	17,337	9.281074	160,906	2.66%	-23.36%

T. Rowe Price II – Equity Income Portfolio – II
2005	0.40%	17,408	14.871262	258,879	1.42%	3.28%
2004	0.40%	12,254	14.398668	176,441	1.99%	14.16%
2003	0.40%	210	12.612824	2,649	2.54%	24.67%

W & R Target Funds, Inc. – Small Cap Portfolio
2005	0.40%	50,744	13.781072	699,307	0.00%	12.43%
2004	0.40%	42,666	12.257131	522,963	0.00%	13.84%
2003	0.40%	35,681	10.767230	384,186	0.00%	35.23%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Contract Owners’ Equity
2005	$51,809,031

2004	$65,936,045

2003	$52,487,131

2002	$27,960,046

2001	$29,229,603

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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